Accumulated Other Comprehensive Income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	CAD 313	CAD 336
Income (Loss) from Equity Method Investments	100	108
Operating, maintenance and general	1,137	666
Other Income (Expense)	174	141
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	244	545
Income tax expense (recovery)	(22)	93
Net income	266	452
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	65	114
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	11	5
Income tax expense (recovery)	0	2
Net income	11	7
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Power and Gas Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	(2)	(5)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Equity Method Investments	1	1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Foreign Exchange Forward [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Regulated	12	9
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	15	115
Income tax expense (recovery)	(3)	(8)
Net income	12	107
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	41	50
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	(9)	(7)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Transition Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and Other Postretirement Benefit Expense	(17)	72
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Available For Sale Securities Gain Loss Including Portion Attributable To Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Income (Expense)	(4)	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(4)	0
Income tax expense (recovery)	0	0
Net income	(4)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	54	0
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	54	0
Income tax expense (recovery)	(8)	0
Net income	CAD 46	CAD 0